Columbia Funds Series Trust I
                                Supplement to the
                      Statements of Additional Information

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                   Columbia Tax-Exempt Fund                               Columbia High Yield Municipal Fund
     Supplement to the Statement of Additional Information                 Columbia Small Cap Value Fund I
                      dated April 1, 2007                             Supplement to the Statement of Additional
                                                                          Information dated November 1, 2006

              Columbia California Tax-Exempt Fund
             Columbia Connecticut Tax-Exempt Fund                        Columbia High Yield Opportunity Fund
            Columbia Massachusetts Tax-Exempt Fund                          Columbia Strategic Income Fund
               Columbia New York Tax-Exempt Fund                      Supplement to the Statement of Additional
           Columbia Intermediate Municipal Bond Fund                      Information dated October 1, 2006
    Columbia Massachusetts Intermediate Municipal Bond Fund
     Columbia Connecticut Intermediate Municipal Bond Fund
     Columbia New Jersey Intermediate Municipal Bond Fund                      Columbia Core Bond Fund
      Columbia New York Intermediate Municipal Bond Fund              Supplement to the Statement of Additional
    Columbia Rhode Island Intermediate Municipal Bond Fund               Information dated September 1, 2006
     Supplement to the Statement of Additional Information
                      dated March 1, 2007

                     Columbia Liberty Fund
                Columbia Asset Allocation Fund                                   Columbia Income Fund
                 Columbia Dividend Income Fund                             Columbia Intermediate Bond Fund
                  Columbia Common Stock Fund                              Columbia U.S. Treasury Index Fund
                Columbia Large Cap Growth Fund                                Columbia World Equity Fund
                Columbia Disciplined Value Fund                       Supplement to the Statement of Additional
                 Columbia Small Cap Core Fund                              Information dated August 1, 2006
     Supplement to the Statement of Additional Information
                    dated February 1, 2007                                           (the Funds)

                    Columbia Balanced Fund
             Columbia Conservative High Yield Fund
               Columbia Federal Securities Fund
                  Columbia Greater China Fund
               Columbia International Stock Fund
                 Columbia Mid Cap Growth Fund
       Columbia Oregon Intermediate Municipal Bond Fund
               Columbia Real Estate Equity Fund
               Columbia Small Cap Growth Fund I
               Columbia Strategic Investor Fund
                   Columbia Technology Fund
     Supplement to the Statement of Additional Information
                     dated January 1, 2007


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The section of the Statements of Additional Information entitled "Net Asset
Value Eligibility Guidelines (in this section, the "Advisor" refers to Columbia Management Advisors, LLC in its capacity as the Advisor or Administrator to certain Funds)" is hereby amended with the addition of the following language as the fourth paragraph in item 1:

Investors investing all or a portion of the proceeds received in connection with the liquidation of Colonial Insured Municipal Fund may purchase Class A shares with such proceeds without paying a front-end sales charge, provided that the proceeds are invested in Class A shares of the funds within 90 days of May 25, 2007, the record date for the liquidating distribution (i.e., by August 23, 2007). To purchase Class A shares of the funds without a front-end load, investors must notify the Fund's transfer agent, Columbia Management Services, Inc., at or prior to the time of purchase, that such purchase of Class A shares of the funds represents all or a portion of the investor's proceeds received from the liquidation of Colonial Insured Municipal Fund.

INT-50/131848-0507                                                 May 24, 2007